CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Capital Disclosures
Payables and accrued expenses	$ 500	$ 1,900
Current assets	26,300	4,900
Equity attributable to owners of parent	$ 125,800	$ 101,400